Note 9 - Premises and Equipment	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
9
Premises and Equipment
A summary of premises and equipment at
December 31, 2019
and
2018
is as follows:

(Dollars in thousands)	201 9	2018
Land	$2,615	2,621
Office buildings and improvements	11,946	10,878
Furniture and equipment	12,954	12,935
	27,515	26,434
Accumulated depreciation	(17,000)	(16,799)
	$10,515	9,635

The increase in premises and equipment related primarily to the remodeling of branch facilities.